UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington,D.C.  20549

FORM 13F

FORM 13F COVER PAGE


Report for Calendar Year or Quarter ended: September 30, 2009
Check here if Amendment [] ; Amendment Number:
 This Amendment(Check only one):[]is a restatement.
			[]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Noroian Steven A. & Associates Inc
Address:	3685 Mt. Diablo Blvd.
		Suite #353
		Lafayette, CA  94549

Form 13F File Number: 28-5832

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements schedules, lists and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:	Michael McNeill
Title:	Vice President
Phone:	925-299-2000

Signature, Place, and Date of Signing:

	Michael McNeill, Lafayette, California November 4, 2009

Report Type (Check only one.):

[X]	13F	HOLDINGS REPORT.
[ ]	13F	NOTICE.
[ ]	13F	COMBINATION REPORT.



FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		31

Form 13F Information Table Value Total:		$27,816
List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
*** CANADIAN NATL RAILWAY CO   COM              136375102     1561 31870.230SH       SOLE                31870.230
*** SCHLUMBERGER LTD           COM              806857108     1127 18910.000SH       SOLE                18910.000
ADOBE SYSTEMS INC  (DE)        COM              00724f101     1166 35298.000SH       SOLE                35298.000
CERNER CORP                    COM              156782104     2130 28475.000SH       SOLE                28475.000
CHEVRON CORP                   COM              166764100     1032 14650.357SH       SOLE                14650.357
CISCO SYS INC                  COM              17275r102      921 39109.000SH       SOLE                39109.000
COGNIZANT TECH SOLUTIONS CL A  COM              192446102     1348 34860.000SH       SOLE                34860.000
CONOCOPHILLIPS                 COM              20825c104      657 14555.852SH       SOLE                14555.852
EMC CORP                       COM              268648102     1170 68675.000SH       SOLE                68675.000
EXXON MOBIL CORP               COM              30231g102      417 6076.000 SH       SOLE                 6076.000
FACTSET RESEARCH SYSTEM        COM              303075105     1189 17950.000SH       SOLE                17950.000
HANSENS NATURAL CORP           COM              411310105      938 25525.000SH       SOLE                25525.000
IBM CORPORATION                COM              459200101      287 2400.000 SH       SOLE                 2400.000
IMMUCOR INC                    COM              452526106      673 38025.000SH       SOLE                38025.000
INTEL CORP                     COM              458140100      356 18210.408SH       SOLE                18210.408
JOHNSON & JOHNSON              COM              478160104     1169 19200.196SH       SOLE                19200.196
LABORATORY CORP AMER HLDGS NEW COM              50540r409     1397 21264.000SH       SOLE                21264.000
MEMC ELECTRONIC MATERIALS      COM              552715104      229 13800.000SH       SOLE                13800.000
MICROSOFT CORP                 COM              594918104     1040 40426.620SH       SOLE                40426.620
P G & E CORPORATION            COM              69331c108      317 7825.000 SH       SOLE                 7825.000
PROCTER & GAMBLE CO            COM              742718109      338 5841.000 SH       SOLE                 5841.000
PRUDENTIAL FINANCIAL INC       COM              744320102      907 18175.000SH       SOLE                18175.000
SOUTHERN CO                    COM              842587107      215 6800.000 SH       SOLE                 6800.000
STERICYLE, INC.                COM              858912108      774 15975.000SH       SOLE                15975.000
STRYKER CORP                   COM              863667101      992 21825.000SH       SOLE                21825.000
TARGET CORP                    COM              87612e106     1129 24186.347SH       SOLE                24186.347
VARIAN MEDICAL SYSTEMS INC     COM              92220P105      989 23475.000SH       SOLE                23475.000
WATERS CORP                    COM              941848103     1376 24625.000SH       SOLE                24625.000
WELLPOINT INC                  COM              94973v107      809 17080.000SH       SOLE                17080.000
WHOLE FOODS MKT INC            COM              966837106      301 9875.870 SH       SOLE                 9875.870
XTO ENERGY INC                 COM              98385x106      861 20848.000SH       SOLE                20848.000